Finance receivables (Credit Quality of Finance Receivable within Wholesale and Other Dealer Loan Receivables Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	¥ 15,295,281	¥ 16,298,284
Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	2,994,171	3,124,079
Wholesale and Other Dealer Loan Receivables Portfolio Segment | United States
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,791,490	1,891,924
Wholesale and Other Dealer Loan Receivables Portfolio Segment | United States | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,533,285	1,612,362
Wholesale and Other Dealer Loan Receivables Portfolio Segment | United States | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	229,062	258,955
Wholesale and Other Dealer Loan Receivables Portfolio Segment | United States | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	26,931	15,512
Wholesale and Other Dealer Loan Receivables Portfolio Segment | United States | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	2,212	5,095
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Other Regions
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,202,681	1,232,155
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Other Regions | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,196,082	1,226,571
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Other Regions | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	6,599	5,584
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,482,701	1,540,397
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | United States
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,043,648	1,108,649
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | United States | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	912,643	960,542
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | United States | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	117,346	136,537
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | United States | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	12,683	7,230
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | United States | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	976	4,340
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | Other Regions
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	439,053	431,748
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | Other Regions | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	436,839	428,889
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | Other Regions | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	2,214	2,859
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	818,376	854,887
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | United States
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	530,032	560,630
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | United States | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	430,673	454,451
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | United States | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	85,963	101,221
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | United States | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	12,311	4,476
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | United States | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,085	482
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | Other Regions
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	288,344	294,257
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | Other Regions | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	284,512	292,007
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | Other Regions | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	3,832	2,250
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	693,094	728,795
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | United States
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	217,810	222,645
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | United States | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	189,969	197,369
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | United States | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	25,753	21,197
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | United States | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,937	3,806
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | United States | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	151	273
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | Other Regions
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	475,284	506,150
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | Other Regions | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	474,731	505,675
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | Other Regions | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	¥ 553	¥ 475